UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-23299

OFS CREDIT COMPANY, INC.
(Name of Registrant)

222 W. Adams Street, Suite 1850
Chicago, IL 60606
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of OFS Credit Company, Inc. (the “Company”) to be redeemed:

6.125% Series C Term Preferred Stock Due 2026 (CUSIP: 67111Q 305) (the “Series C Preferred Shares”).

(2)                                 Date on which the securities are to be redeemed:

The portion of the Series C Preferred Shares being redeemed will be redeemed on March 31, 2026.

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series C Preferred Shares are to be redeemed pursuant to Section 5.3(a) of the Company’s Certificate of Designation, filed with Secretary of State of the State of Delaware on April 22, 2021.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem a portion of the issued and outstanding Series C Preferred Shares ($5,000,000 aggregate principal amount) pursuant to the terms of the Certificate of Designation.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of February, 2026.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
	Name:	Bilal Rashid
	Title:	Chief Executive Officer